Label	Element	Value
UBS Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The UBS Funds

Prospectus Supplement | January 10, 2022

Includes:

•  UBS Municipal Bond Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus relating to Class A and Class P shares, dated October 28, 2021, for UBS Municipal Bond Fund, a series of The UBS Funds, as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Municipal Bond Fund
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On page 52 of the Prospectus, the returns for the Fund's secondary benchmark, the Bloomberg Municipal Managed Money Intermediate (1-17) Index, for the 1 year, 5 years and Life of class periods that appear in the "Average annual total returns" table are replaced with the following:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

On page 52 of the Prospectus, the returns for the Fund's secondary benchmark, the Bloomberg Municipal Managed Money Intermediate (1-17) Index, for the 1 year, 5 years and Life of class periods that appear in the "Average annual total returns" table are replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
UBS Municipal Bond Fund | Bloomberg Municipal Managed Money Intermediate (1-17) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%